UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File No. 811-21123

AGILEX FUNDS
(Exact name of registrant as specified in charter)
200 East Broward Boulevard, Suite 920
Fort Lauderdale, Florida 33301
(Address of principal executive offices)

Registrant’s telephone number, including area code: (954) 617-1700

ROBERT GUNVILLE
200 East Broward Boulevard, Suite 920
Fort Lauderdale, Florida 33301
(Name and Address of Agent for Service)

Copies to:

Mark C. Amorosi, Esq.
Kirkpatrick & Lockhart LLP
1800 Massachusetts Ave., N.W.
Washington, D.C. 20036-1800
Telephone: (202) 778-9351

Date of fiscal year end: December 31

Date of Reporting Period: Twelve-month period ended June 30, 2006

ITEM 1. PROXY VOTING RECORD

There were no matters relating to any portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the registrant was entitled to vote. Thus, the registrant has no proxy voting record to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AGILEX FUNDS

By:	/s/ Robert Gunville
Robert Gunville
President

Date: August 23, 2006